RETIREMENT BENEFIT PLANS (Schedule Of Weighted Average Allocation Of Plan Assets) (Details) (Foreign Pension Plans, Defined Benefit)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average allocation of plan assets	100.00%	100.00%
Government bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average allocation of plan assets	100.00%	99.00%
Cash
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted average allocation of plan assets	0.00%	1.00%